Filed under Rule 497(e)

Registration No. 033-52742

SunAmerica Series Trust

SA AB Growth Portfolio

SA AB Small & Mid Cap Value Portfolio

SA Fidelity Institutional AM International Growth Portfolio

SA Fidelity Institutional AM Real Estate Portfolio

SA Franklin BW U.S. Large Cap Value Portfolio

SA Franklin Small Company Value Portfolio

SA Franklin Systematic U.S. Large Cap Core Portfolio

SA Franklin Systematic U.S. Large Cap Value Portfolio

SA Invesco Growth Opportunities Portfolio

SA Janus Focused Growth Portfolio

SA JPMorgan Emerging Markets Portfolio

SA JPMorgan Equity-Income Portfolio

SA JPMorgan Mid-Cap Growth Portfolio

SA JPMorgan Ultra Short Bond Portfolio

SA MFS Blue Chip Growth Portfolio

SA PIMCO RAE International Value Portfolio

SA PineBridge High-Yield Bond Portfolio

SA Putnam International Growth and Income Portfolio

SA T. Rowe Price Asset Allocation Growth Portfolio

(the “Portfolios” and each, a “Portfolio”)

Supplement dated December 17, 2024, to the Portfolios’ Prospectus, dated May 1, 2024, as amended and/or supplemented to date

At a meeting held on December 11, 2024, the Board of Trustees (the “Board”) of SunAmerica Series Trust approved changes to certain Portfolios’ names, principal investment strategies and/or 80% investment policies, as set out below, each to take effect as of the applicable date set out below.

Effective on or about April 28, 2025, SA T. Rowe Price Asset Allocation Growth Portfolio’s name will change to SA T. Rowe Price Allocation Moderately Aggressive Portfolio.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio) – SA AB Growth Portfolio”:

Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of growth companies. For purposes of such policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio) – SA AB Small & Mid Cap Value Portfolio”:

Effective December 11, 2025, the Portfolio will attempt to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in securities of value companies with small and medium market capitalizations. For purposes of such policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser. Small and medium market capitalization companies are those with market capitalizations less than or equal to the largest company in the Russell Midcap® Index during the most recent 12-month period. The Portfolio primarily invests in equity securities.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio) – SA Fidelity Institutional AM International Growth Portfolio”:

Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of growth companies. For purposes of such policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio) – SA Fidelity Institutional AM Real Estate Portfolio”:

Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of companies determined by a third-party vendor to be in the real estate sector.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and

Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio) – SA Franklin BW U.S. Large Cap Value Portfolio”:

Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of U.S. large capitalization value companies. For purposes of such policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser. The Portfolio invests primarily in equity securities.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio) – SA Franklin Small Company Value Portfolio”:

Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of small capitalization value companies. For purposes of such policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser. Small capitalization companies are those with market capitalization equal to or less than the largest company in the Russell 2000® Index. The Portfolio invests primarily in a diversified portfolio of equity securities.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio) – SA Franklin Systematic Large Cap Core Portfolio”:

Effective on or about April 28, 2025, for the purposes of the Portfolio’s 80% policy, large capitalization companies are those with market capitalizations similar to companies in the Russell 1000® Index.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio) – SA Franklin Systematic Large Cap Value Portfolio”:

Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of U.S. large capitalization value companies. For purposes of such policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser. Large capitalization companies are those with market capitalizations similar to companies in the Russell 1000® Index. The Portfolio invests primarily in equity securities.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio) – SA Invesco Growth Opportunities Portfolio”:

Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of growth companies. For purposes of such policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio) – SA Janus Focused Growth Portfolio”:

Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of growth companies. For purposes of such policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio) – SA JPMorgan Emerging Markets Portfolio”:

Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of companies primarily in emerging markets. The Fund invests primarily in common stocks, depositary receipts and other equity securities.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio) – SA JPMorgan Equity-Income Portfolio”:

Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in income-producing equity securities. For purposes of such policy, income-producing equity securities are equity securities (common stock, preferred stock, convertible preferred stock, convertible securities, depositary receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and ADRs, EDRs and GDRs) that pay or distribute, or are expected to pay or distribute, a cash dividend or other property (e.g., stock in a stock dividend) to shareholders.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio) – SA JPMorgan Mid-Cap Growth Portfolio”:

Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of medium-sized growth companies. For purposes of such policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser. Medium-sized companies are those whose market capitalizations range from the market capitalization of the smallest company included in the Russell Midcap® Index to the market capitalization of the largest company in the Russell Midcap® Index during the most recent 12-month period. The Portfolio invests primarily in equity securities (common stocks, preferred stocks and convertible securities).

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio) – SA JPMorgan Ultra Short Bond Portfolio”:

Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in short-term fixed, variable and floating rate debt. The bonds in which the Portfolio invests will primarily be U.S. dollar denominated.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio) – SA MFS Blue Chip Growth Portfolio”:

Effective on or about April 28, 2025, the Portfolio’s name will change to SA MFS Large Cap Growth Portfolio, and the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of large-capitalization companies. For purposes of such policy, the Portfolio will consider large capitalization companies to be those with market capitalizations similar to companies in the Russell 1000® Index. Effective December 11, 2025, the Portfolio will also invest 80% of its net assets in securities of growth companies. For purposes of such policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; (ii) is above the relevant equity market median in at least two “growth metrics” similar to those commonly used by third-party growth index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “growth company” in the opinion of the subadviser.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio) – SA PIMCO RAE International Value Portfolio”:

Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of value companies. For purposes of such policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio) – SA PineBridge High-Yield Bond Portfolio”:

Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in corporate obligations that are high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities. For purposes of such policy, securities considered to be high yield are those that are rated below Baa3 by Moody’s Investor Services, Inc. (“Moody’s”) or BBB- by S&P Global Ratings (“S&P”) or determined to be of comparable quality by the Adviser. Bonds are considered to be fixed income and floating rate securities. The Portfolio emphasizes intermediate and long-term corporate obligations.

The following is added to the end of the second paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks (Other than the SA VCP Dynamic Allocation Portfolio and SA VCP Dynamic Strategy Portfolio) – SA Putnam International Growth and Income Portfolio”:

Effective on or about April 28, 2025, the Portfolio’s name will change to SA Putnam International Value Portfolio. Effective December 11, 2025, the Portfolio will attempt to achieve its investment goal by investing 80% of its net assets in securities of value companies. For purposes of such policy, a company is considered to be a value company if it: (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; (ii) is below the relevant equity market median in at least two “value metrics” similar to those commonly used by third-party value index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others; or (iii) is considered to be a “value company” in the opinion of the subadviser.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ST3179IN1.13 (12/24)